                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Keating
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Keating                     New York, NY               01/22/10
-----------------------------   -----------------------------   ----------------
        [Signature]                     [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           74
Form 13F Information Table Value Total:      1195453
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------------------------
1     28 - 10208             Richmond Enterprises, Inc.
2     28 - 10207             New York Community Bank
3     28 - 10200             New York Community Bancorp, Inc.

Peter B. Cannell & Co., Inc.
FORM 13F

31-Dec-09

                                                                                             Voting Authority
                                                                                             ----------------
                                                             Value  Shares/ Sh/ Put/ Invstmt   Other
Name of Issuer                 Title of class    CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
--------------                 -------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ ----
ABBOTT LABORATORIES            COM            002824100        962    17818 SH       Defined 1,2,3      17818
AFLAC INC                      COM            001055102       2814    60833 SH       Defined 1,2,3      60833
AGILENT TECHNOLOGIES INC       COM            00846U101       1402    45117 SH       Defined 1,2,3      45117
ALLERGAN INC                   COM            018490102      32822   520895 SH       Defined 1,2,3     520895
AMGEN INC                      COM            031162100       1324    23400 SH       Defined 1,2,3      23400
ANADARKO PETROLEUM CORP        COM            032511107      40529   649300 SH       Defined 1,2,3     649300
APPLE INC                      COM            037833100      48712   231015 SH       Defined 1,2,3     231015
AVNET INC                      COM            053807103      36751  1218525 SH       Defined 1,2,3    1218525
BAXTER INTERNATIONAL INC       COM            071813109       2498    42571 SH       Defined 1,2,3      42571
BOARDWALK PIPELINE PTNRS, LP   UT LTD PARTNER 096627104       5949   198100 SH       Defined 1,2,3     198100
BP PLC  ADR                    SPONSORED ADR  055622104        257     4430 SH       Defined 1,2,3       4430
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104       3086   139149 SH       Defined 1,2,3     139149
BROOKFIELD INFRASTRUCTURE PTNR LP INT UNIT    G16252101      10794   643625 SH       Defined 1,2,3     643625
CATERPILLAR INC                COM            149123101       2090    36667 SH       Defined 1,2,3      36667
CELGENE CORP                   COM            151020104      49333   886005 SH       Defined 1,2,3     886005
CHEVRON CORP                   COM            166764100        852    11072 SH       Defined 1,2,3      11072
CISCO SYSTEMS INC              COM            17275R102       4440   185450 SH       Defined 1,2,3     185450
COCA COLA CO                   COM            191216100        314     5500 SH       Defined 1,2,3       5500
COLGATE-PALMOLIVE CO           COM            194162103        720     8765 SH       Defined 1,2,3       8765
COMMSCOPE INC                  COM            203372107      52881  1993250 SH       Defined 1,2,3    1993250
CONTINENTAL RESOURCES INC      COM            212015101      43299  1009530 SH       Defined 1,2,3    1009530
CROWN HOLDINGS INC             COM            228368106      40032  1564980 SH       Defined 1,2,3    1564980
DEERE & CO                     COM            244199105       3748    69300 SH       Defined 1,2,3      69300
DISNEY WALT CO.                COM            254687106       2332    72296 SH       Defined 1,2,3      72296
DOLLAR THRIFTY AUTO GROUP INC  COM            256743105      35667  1392705 SH       Defined 1,2,3    1392705
DOMINION RESOURCES INC.        COM            25746u109        826    21222 SH       Defined 1,2,3      21222
DOVER CORPORATION              COM            260003108       2971    71400 SH       Defined 1,2,3      71400
DRESS BARN INC                 COM            261570105      16958   734100 SH       Defined 1,2,3     734100
DUKE ENERGY CORP               COM            26441C105        750    43600 SH       Defined 1,2,3      43600
EMC CORP                       COM            268648102       3141   179783 SH       Defined 1,2,3     179783
ENBRIDGE ENERGY PARTNERS LP    COM            29250R106        494     9200 SH       Defined 1,2,3       9200
ENCORE ENERGY PARTNERS LP      COM UNIT       29257A106       9344   471450 SH       Defined 1,2,3     471450
EQT CORPORATION                COM            26884L109      56232  1280335 SH       Defined 1,2,3    1280335
EXXON MOBIL CORP               COM            30231G102       1296    19002 SH       Defined 1,2,3      19002
FIDELITY NATIONAL FINANCIAL, I COM            31620R105      39600  2942050 SH       Defined 1,2,3    2942050
GENESIS ENERGY LP              UNIT LTD PARTN 371927104      15859   839100 SH       Defined 1,2,3     839100
GENTEX CORP                    COM            371901109      35557  1991975 SH       Defined 1,2,3    1991975
HAWAIIAN ELECTRIC INDS INC     COM            419870100      23588  1128600 SH       Defined 1,2,3    1128600
HOME DEPOT INC                 COM            437076102        793    27400 SH       Defined 1,2,3      27400
HORMEL FOODS CORP              COM            440452100      21125   549420 SH       Defined 1,2,3     549420
HUDSON CITY BANCORP INC        COM            443683107       7753   564688 SH       Defined 1,2,3     564688
INTERNATIONAL BUSINESS MACHINE COM            459200101      54208   414115 SH       Defined 1,2,3     414115
JOHNSON & JOHNSON CO           COM            478160104       2766    42946 SH       Defined 1,2,3      42946
MEDCO HEALTH SOLUTIONS INC     COM            58405U102       2561    40067 SH       Defined 1,2,3      40067
MEDTRONIC INC                  COM            585055106      27939   635275 SH       Defined 1,2,3     635275
MERCK & COMPANY INC (NEW)      COM            58933Y105        333     9100 SH       Defined 1,2,3       9100
METABOLIX INC                  COM            591018809        468    42300 SH       Defined 1,2,3      42300
MFA FINANCIAL, INC             COM            55272X102       8080  1099300 SH       Defined 1,2,3    1099300
MICROSOFT CORP.                COM            594918104       4610   151186 SH       Defined 1,2,3     151186
NORTHROP GRUMMAN CORP          COM            666807102       2115    37861 SH       Defined 1,2,3      37861
PEPSICO INC                    COM            713448108        438     7200 SH       Defined 1,2,3       7200
PETSMART INC                   COM            716768106       3729   139733 SH       Defined 1,2,3     139733
POTLATCH CORP                  COM            737630103      49718  1559545 SH       Defined 1,2,3    1559545
PROCTER & GAMBLE CO            COM            742718109        565     9316 SH       Defined 1,2,3       9316
QUALCOMM INC                   COM            747525103      50992  1102297 SH       Defined 1,2,3    1102297

RAYONIER INC                   COM            754907103       3737    88650 SH       Defined 1,2,3      88650
REPUBLIC SERVICES INC          COM            760759100      15763   556790 SH       Defined 1,2,3     556790
ROMA FINANCIAL CORP            COM            77581P109      14219  1150433 SH       Defined 1,2,3    1150433
SOUTHWESTERN ENERGY CO         COM            845467109      50795  1053835 SH       Defined 1,2,3    1053835
SPDR GOLD TRUST                GOLD SHS       78463V107        899     8375 SH       Defined 1,2,3       8375
SPECTRA ENERGY CORP            COM            847560109      15497   755583 SH       Defined 1,2,3     755583
STANLEY WORKS                  COM            854616109       4873    94612 SH       Defined 1,2,3      94612
TERADATA CORP                  COM            88076W103      29110   926190 SH       Defined 1,2,3     926190
TERRITORIAL BANCORP INC        COM            88145X108       7008   388250 SH       Defined 1,2,3     388250
TEVA PHARMACEUTICAL INDS LTD A ADR            881624209      53375   950067 SH       Defined 1,2,3     950067
THERMO FISHER SCIENTIFIC INC   COM            883556102       3995    83767 SH       Defined 1,2,3      83767
UNILEVER N V                   NY SHS NEW     904784709       1870    57831 SH       Defined 1,2,3      57831
URBAN OUTFITTERS INC           COM            917047102      31230   892555 SH       Defined 1,2,3     892555
VARIAN MEDICAL SYSTEMS INC     COM            92220P105       2656    56690 SH       Defined 1,2,3      56690
VERIZON COMMUNICATIONS INC     COM            92343V104       6178   186475 SH       Defined 1,2,3     186475
VERTEX PHARMACEUTICALS INC     COM            92532F100      30863   720265 SH       Defined 1,2,3     720265
VISA INC                       COM CL A       92826C839       2080    23785 SH       Defined 1,2,3      23785
WAL MART STORES INC            COM            931142103       2024    37867 SH       Defined 1,2,3      37867
WR BERKLEY CORP                COM            084423102      50867  2064425 SH       Defined 1,2,3    2064425
REPORT SUMMARY                             74 DATA RECORDS 1195453          3        OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED